Note 2 - Fresh Start Adjustments - Fresh Start Adjustments (Details) - USD ($)		Dec. 31, 2016	May 05, 2016
Cash and cash equivalents, predecessor company			$ 3,305,709
Cash and cash equivalents, fresh start adjustments	[1],[2],[3],[4]		7,052,500
Cash and cash equivalents, successor company			10,358,209
Restricted cash, predecessor company			53,463
Restricted cash, successor company			53,463
Accounts and other receivable, net, predecessor company			1,288,445
Accounts and other receivable, net, successor company			1,288,445
Inventory, net, predecessor company			56,348
Inventory, net, successor company			56,348
Prepaid expenses and other current assets, predecessor company			611,593
Prepaid expenses and other current assets, reorganization adjustments	[5],[6],[7],[8]		(16,053)
Prepaid expenses and other current assets, successor company			595,540
Total current assets, predecessor company			5,315,558
Total current assets, reorganization adjustments			(16,053)
Total current assets, fresh start adjustments			7,052,500
Total current assets, successor company			12,352,005
Property and equipment, net, predecessor company			865,716
Property and equipment, net, successor company			865,716
Deferred costs and other assets, predecessor company			355,741
Deferred costs and other assets, successor company			355,741
Intangible assets, net, predecessor company			2,406,457
Intangible assets, net, reorganization adjustments	[9],[10],[11],[12]		(2,406,457)
Intangible assets, net, fresh start adjustments	[13],[14]		8,397,000
Intangible assets, net, successor company			8,397,000
Goodwill, predecessor company			0
Fresh start accounting		$ 2,079,284	2,079,284	[13],[14]
Goodwill			2,079,284
TOTAL ASSETS, predecessor company			8,943,472
TOTAL ASSETS, reorganization adjustments			(2,422,510)
TOTAL ASSETS, fresh start adjustments			17,528,784
TOTAL ASSETS, successor company			24,049,746
Reorganization Adjustment, Increase (Decrease), Deferred Revenue, Current Portion	[15],[16]		(899,920)
Total liabilities subject to compromise, predecessor company			39,089,877
Total liabilities subject to compromise, reorganization adjustments			(39,089,877)
Total liabilities subject to compromise, successor company			0
TOTAL LIABILITIES, predecessor company			51,900,824
TOTAL LIABILITIES, reorganization adjustments			(45,739,797)
TOTAL LIABILITIES, successor company			6,161,027
Conditionally redeemable common stock, predecessor company			500,000
Conditionally redeemable common stock, reorganization adjustments	[17],[18]		(500,000)
Conditionally redeemable common stock, successor company			0
Common stock outstanding, at par, predecessor company			12,477
Common stock outstanding, at par, reorganization adjustments	[17],[18]		(12,477)
Common stock outstanding, at par, fresh start adjustments	[1],[2]		750
Common stock outstanding, at par, successor company			750
Common stock issuable, predecessor company			392,950
Common stock issuable, reorganization adjustments	[17],[18]		(392,950)
Common stock issuable, successor company			0
Preferred stock outstanding, at par, predecessor company			0
Preferred stock outstanding, at par, fresh start adjustments	[19],[20]		3
Preferred stock outstanding, at par, successor company			3
Additional paid-in capital, predecessor company			126,011,808
Additional paid-in capital, reorganization adjustments	[17],[18]		(126,011,808)
	[21],[22]		17,887,966
Additional paid-in capital, successor company			17,887,966
Retained earnings (deficit), predecessor company			(169,874,587)
Retained earnings (deficit), reorganization adjustments	[23],[24]		170,234,522
Retained earnings (deficit), fresh start adjustments	[25],[26],[27],[28]		(359,935)
Retained earnings (deficit), successor company			0
TOTAL EQUITY, predecessor company			(43,457,352)
TOTAL EQUITY, reorganization adjustments			43,817,287
TOTAL EQUITY, fresh start adjustments			17,528,784
TOTAL EQUITY, successor company			17,888,719
TOTAL LIABILITIES AND EQUITY, predecessor company			8,943,472
TOTAL LIABILITIES AND EQUITY, reorganization adjustments			(2,422,510)
TOTAL LIABILITIES AND EQUITY, fresh start adjustments			17,528,784
TOTAL LIABILITIES AND EQUITY, successor company			24,049,746
Liabilities Not Subject to Compromise [Member]
Short term debtor-in-possession note payable, reorganization adjustments	[29],[30]		(5,750,000)
Short term debtor-in-possession note payable, successor company			0
Total current liabilities not subject to compromise, predecessor company			12,639,334
Total current liabilities not subject to compromise, reorganization adjustments			(6,649,920)
Total current liabilities not subject to compromise, successor company			5,989,414
Deferred revenue, predecessor company			0
Deferred revenue, successor company			0
Other liabilities, predecessor company			171,613
Other liabilities, successor company			171,613
Total non-current liabilities not subject to compromise, predecessor company			171,613
Total non-current liabilities not subject to compromise, successor company			171,613
Accounts payable, predecessor company			2,877,170
Accounts payable, successor company			2,877,170
Accrued expenses and liabilities, predecessor company			3,112,244
Accrued expenses and liabilities, successor company			3,112,244
Accrued interest, predecessor company			0
Accrued interest, successor company			0
Deferred revenue, current portion, predecessor company			899,920
Reorganization Adjustment, Increase (Decrease), Deferred Revenue, Current Portion	[31],[32]		(899,920)
Deferred revenue, current portion, successor company			0
Convertible debt subject to put rights, predecessor company			0
Convertible debt subject to put rights, successor company			0
Short term debtor-in-possession note payable, predecessor company			5,750,000
Liabilities Subject to Compromise [Member]
Derivative liabilities, predecessor company			0
Derivative liabilities, successor company			0
Deferred revenue, predecessor company			0
Deferred revenue, successor company			0
Other liabilities, predecessor company			0
Other liabilities, successor company			0
Accounts payable, predecessor company			214,554
Accounts payable, reorganization adjustments	[33],[34]		(214,554)
Accounts payable, successor company			0
Accrued expenses and liabilities, predecessor company			559,202
Accrued expenses and liabilities, reorganization adjustments	[33],[34]		(559,202)
Accrued expenses and liabilities, successor company			0
Accrued interest, predecessor company			3,316,121
Accrued interest, reorganization adjustments	[29],[30]		(3,316,121)
Accrued interest, successor company			0
Convertible debt subject to put rights, predecessor company			35,000,000
Convertible debt subject to put rights, reorganization adjustments	[29],[30]		(35,000,000)
Convertible debt subject to put rights, successor company			$ 0

[1]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of New Common Stock, par value $0.0001 per share, to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued Warrants to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided Backstop Commitments to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[2]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of New Common Stock, par value $0.0001 per share, to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued Warrants to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided Backstop Commitments to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[3]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of new common stock, par value $0.0001 per share (the "New Common Stock"), to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued warrants (the "Warrants") to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided backstop commitments (collectively, the "Backstop Commitment") to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[4]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of new common stock, par value $0.0001 per share (the "New Common Stock"), to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued warrants (the "Warrants") to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided backstop commitments (collectively, the "Backstop Commitment") to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[5]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[6]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[7]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[8]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[9]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[10]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[11]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[12]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[13]	Represents identifiable intangible assets of approximately $8.4 million and goodwill of approximately $2.1 million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill. The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter 11 bankruptcy to be $17.9 million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from May 5, 2016 through the year ending December 31, 2025 along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model. In applying fresh start accounting, the Company followed these principles: ? The reorganization value, estimated as approximately $24.0 million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of May 5, 2016. ? Each liability existing as of May 5, 2016 has been stated at its estimated fair value. ? Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of May 5, 2016 to reduce deferred tax assets to the amounts expected to be realized. Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company's assets as follows (in thousands): Enterprise Value $ 17,889 Plus estimated fair value of liabilities 6,161 Reorganization Value 24,050 Less: Estimated fair value of tangible assets (13,574) Estimated fair value of identifiable intangible assets (8,397) Goodwill $ 2,079
[14]	Represents identifiable intangible assets of approximately $8.4 million and goodwill of approximately $2.1 million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill. The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter 11 bankruptcy to be $17.9 million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from May 5, 2016 through the year ending December 31, 2025 along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model. In applying fresh start accounting, the Company followed these principles: ? The reorganization value, estimated as approximately $24.0 million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of May 5, 2016. ? Each liability existing as of May 5, 2016 has been stated at its estimated fair value. ? Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of May 5, 2016 to reduce deferred tax assets to the amounts expected to be realized. Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company's assets as follows (in thousands): Enterprise Value $ 17,889 Plus estimated fair value of liabilities 6,161 Reorganization Value 24,050 Less: Estimated fair value of tangible assets (13,574) Estimated fair value of identifiable intangible assets (8,397) Goodwill $ 2,079
[15]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[16]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[17]	Pursuant to the Plan of Reorganization, all equity interests of the Company, including but not limited to all shares of the Company's common stock, $0.0001 par value per share (including its redeemable common stock) (the "Old Common Stock"), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. The elimination of the carrying value of the cancelled equity interests was reflected as direct charge to retained earnings (deficit).
[18]	Pursuant to the Plan of Reorganization, all equity interests of the Company, including but not limited to all shares of the Company's common stock, $0.0001 par value per share (including its redeemable common stock) (the "Old Common Stock"), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. The elimination of the carrying value of the cancelled equity interests was reflected as direct charge to retained earnings (deficit).
[19]	Pursuant to the Plan of Reorganization, on the Effective Date, the Company issued 29,038 shares of Series A Preferred Stock to Deerfield. The Series A Preferred Stock has no stated maturity date, is not convertible or redeemable and carries a liquidation preference of $29,038,000, which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction. The Series A Preferred Stock is carried at par value and is classified as equity.
[20]	Pursuant to the Plan of Reorganization, on the Effective Date, the Company issued 29,038 shares of Series A Preferred Stock to Deerfield. The Series A Preferred Stock has no stated maturity date, is not convertible or redeemable and carries a liquidation preference of $29,038,000, which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction. The Series A Preferred Stock is carried at par value and is classified as equity.
[21]	Reflects the cumulative impact of the fresh start adjustments described above on additional paid in capital: Description Adjustment Amount Cash proceeds from issuance of common stock (1) $ 7,052,500 Establishment of intangible assets (2) 10,476,284 Net assets of the predecessor (5) 359,935 Less par value of common and preferred stock (3) (753) $ 17,887,966
[22]	Reflects the cumulative impact of the fresh start adjustments described above on additional paid in capital: Description Adjustment Amount Cash proceeds from issuance of common stock (1) $ 7,052,500 Establishment of intangible assets (2) 10,476,284 Net assets of the predecessor (5) 359,935 Less par value of common and preferred stock (3) (753) $ 17,887,966
[23]	Represents the cumulative impact of the reorganization adjustments: Description Adjustment Amount Elimination of existing intangible assets (a) $ (2,406,457) Elimination of prepaid Angel expenses (b) (16,053) Elimination of Angel deferred revenue (c) 899,920 Termination of debt agreements and accrued interest (d) 44,066,121 Elimination of various payables and accruals (e) 773,756 Cancellation of existing equity (f) 126,917,235 $170,234,522
[24]	Represents the cumulative impact of the reorganization adjustments: Description Adjustment Amount Elimination of existing intangible assets (a) $ (2,406,457) Elimination of prepaid Angel expenses (b) (16,053) Elimination of Angel deferred revenue (c) 899,920 Termination of debt agreements and accrued interest (d) 44,066,121 Elimination of various payables and accruals (e) 773,756 Cancellation of existing equity (f) 126,917,235 $170,234,522
[25]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[26]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[27]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[28]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[29]	Pursuant to the Plan of Reorganization, the Company's obligations under the Deerfield Facility Agreement including accrued interest were cancelled and the Company ceased to have any obligations thereunder. Additionally, pursuant to the Plan of Reorganization, the DIP Credit Agreement was terminated.
[30]	Pursuant to the Plan of Reorganization, the Company's obligations under the Deerfield Facility Agreement including accrued interest were cancelled and the Company ceased to have any obligations thereunder. Additionally, pursuant to the Plan of Reorganization, the DIP Credit Agreement was terminated.
[31]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[32]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[33]	Represents claims not expected to be settled in cash.
[34]	Represents claims not expected to be settled in cash.